Cover	Oct. 30, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	Sun Country Airlines Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40217
Entity Tax Identification Number	82-4092570
Entity Address, Address Line One	2005 Cargo Road
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55450
City Area Code	(651)
Local Phone Number	681-3900
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNCY
Entity Emerging Growth Company	false
Entity Central Index Key	0001743907
Amendment Flag	false
Written Communications	false
The Nasdaq Stock Market LLC
Entity Information [Line Items]
Security Exchange Name	NASDAQ